Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 2,876,871
2017	1,049,958
2018	1,067,206
2019	561,127
2020	198,580
Yamal LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	883,030
2017	91,800
2018	344,850
2019	247,800
2020	198,580
BG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	195,565
2017	80,010
2018	86,154
2019	29,401
2020	0
Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	224,080
2017	110,364
2018	80,097
2019	33,619
2020	0
Exmar LPG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	77,504
2017	58,096
2018	19,408
2019	0
2020	0
DSME
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,118,345
2017	627,181
2018	491,164
2019	0
2020	0
Hyundai Samho Heavy Industries Co Ltd
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	378,347
2017	82,507
2018	45,533
2019	250,307
2020	$ 0